Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Condensed Consolidated Income Statemet

CONDENSED CONSOLIDATING INCOME STATEMENT

For the year ended 31 December 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	592	—	—	15 584	—	40 932	(2 489)	54 619
Cost of sales	(370)	—	—	(7 318)	—	(15 160)	2 489	(20 359)

Gross profit	222			8 266		25 772		34 259
Distribution expenses	(35)	—	—	(1 147)	—	(4 588)	—	(5 770)
Sales and marketing expenses	(187)	—	—	(2 036)	—	(5 660)	—	(7 883)
Administrative expenses	(205)	—	—	(550)	(51)	(2 659)	—	(3 465)
Other operating income/(expenses)	579	1 125	—	(1 563)	3	(179)	—	(35)

Profit from operations	374	1 125	—	2 970	(48)	12 685	—	17 106
Net finance cost	(209)	(3 047)	37	2 443	113	(8 066)	—	(8 729)
Share of result of associates	—	—	—	3	—	150	—	153
Profit before tax	165	(1 922)	37	5 416	65	4 769		8 530
Income tax expense	—	293	—	(726)	(2)	(2 404)	—	(2 839)
Profit	165	(1 629)	37	4 690	63	2 365	—	5 691
Income from subsidiaries	4 203	1 887	—	98	849	3 172	(10 209)	—
Profit from continuing operations	4 368	259	37	4 788	912	5 537	(10 209)	5 691
Profit from discontinued operations	—	—	—	—	—	—	—	—
Profit of the year	4 368	259	37	4 788	912	5 537	(10 209)	5 691
Profit from continuing operations attributable to:
Equity holders of AB InBev	4 368	259	37	4 787	912	4 215	(10 209)	4 368
Non-controlling interest	—	—	—	—	—	1 323	—	1 323
Profit of the year attributable to:
Equity holders of AB InBev	4 368	259	37	4 787	912	4 215	(10 209)	4 368
Non-controlling interest	—	—	—	—	—	1 323	—	1 323

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	540	—	—	14 015	—	44 235	(2 346)	56 444
Cost of sales	(338)	—	—	(5 838)	—	(17 556)	2 346	(21 386)

Gross profit	202	—	—	8 177	—	26 679		35 058
Distribution expenses	(23)	—	—	(996)	—	(4 857)	—	(5 876)
Sales and marketing expenses	(181)	—	—	(2 208)	—	(5 993)	—	(8 382)
Administrative expenses	(255)	—	—	(338)	(66)	(3 182)	—	(3 841)
Other operating income/(expenses)	793	1 066	—	(1 845)	8	170	—	192

Profit from operations	536	1 066	—	2 790	(58)	12 817	—	17 152
Net finance cost	(819)	(3 064)	26	3 218	942	(6 810)	—	(6 507)
Share of result of associates				2		428	—	430
Profit before tax	(283)	(1 998)	26	6 110	884	6 435	—	11 076
Income tax expense	(16)	614	(17)	1 506	(177)	(3 830)	—	(1 920)
Profit	(299)	(1 384)	9	7 516	708	2 605	—	9 155
Income from subsidiaries	8 295	3 721		126	4 041	6 204	(22 387)
Profit from continuing operations	7 996	2 337	9	7 641	4 749	8 809	(22 387)	9 155
Profit from discontinued operations	—	—	—	—	—	28	—	28
Profit of the year	7 996	2 337	9	7 641	4 749	8 837	(22 387)	9 183
Profit from continuing operations attributable to:
Equity holders of AB InBev	7 996	2 337	9	7 641	4 749	7 623	(22 387)	7 968
Non-controlling interest	—	—	—	—	—	1 187	—	1 187
Profit of the year attributable to:
Equity holders of AB InBev	7 996	2 337	9	7 641	4 749	7 651	(22 387)	7 996
Non-controlling interest	—	—	—	—	—	1 187	—	1 187

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	506	—	—	14 135	—	32 884	(2 008)	45 517
Cost of sales	(300)	—	—	(5 923)	—	(13 587)	2 008	(17 803)

Gross profit	206	—	—	8 212	—	19 297	—	27 715
Distribution expenses	(27)	—	—	(967)	—	(3 549)	—	(4 543)
Sales and marketing expenses	(204)	—	—	(2 372)	—	(5 169)	—	(7 745)
Administrative expenses	(198)	(4)	—	(344)	(40)	(2 297)	—	(2 883)
Other operating income/(expenses)	464	559	—	(1 286)	3	598	—	338

Profit from operations	241	555	—	3 244	(38)	8 880	—	12 882
Net finance cost	(1 599)	(1 283)	36	(83)	(3 722)	(1 913)	—	(8 564)
Share of result of associates				2		14		16
Profit before tax	(1 358)	(728)	36	3 163	(3 760)	6 981	—	4 334
Income tax expense		280	2	(1 386)	28	(537)	—	(1 613)
Profit	(1 358)	(448)	38	1 776	(3 731)	6 444	—	2 721
Income from subsidiaries	2 599	1 958	—	1 030	292	1 469	(7 348)	—
Profit from continuing operations	1 241	1 510	38	2 806	(3 439)	7 913	(7 348)	2 721
Profit from discontinued operations	—	—	—	—	—	48	—	48
Profit of the year	1 241	1 510	38	2 806	(3 439)	7 961	(7 348)	2 769
Profit from continuing operations attributable to:
Equity holders of AB InBev	1 241	1 510	38	2 806	(3 439)	6 385	(7 348)	1 193
Non-controlling interest	—	—	—	—	—	1 528	—	1 528
Profit of the year attributable to:
Equity holders of AB InBev	1 241	1 510	38	2 806	(3 439)	6 433	(7 348)	1 241
Non-controlling interest	—	—	—	—	—	1 528	—	1 528

Schedule of Condensed Consolidated Statement of Financial Position

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION

As at 31 December 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	45	—	—	5 009	—	20 856	—	25 910
Goodwill	—	—	—	33 226	—	100 085	—	133 311
Intangible assets	580	—	—	22 227	98	21 926	—	44 831
Investments in subsidiaries	123 120	86 240	—	30 594	24 623	170 569	(435 146)	—
Investments in associates and joint ventures	—	—	—	—	—	6 136	—	6 136
Deferred tax assets	—	130	—	—	—	1 465	(138)	1 457
Derivatives	—	—	—	—	302	10	(21)	291
Other non-current assets	22 196	13 850	24 037	26 158	8 701	36 766	(129 823)	1 886
	145 941	100 220	24 037	117 213	33 724	357 813	(565 128)	213 822
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	819	—	3 415	—	4 234
Derivatives	—	—	—	25	5 399	464	(5 872)	16
Trade and other receivables	3 079	3 471	1 176	6 678	1 619	10 415	(20 063)	6 375
Cash and cash equivalents	1	3	28	581	6 094	8 481	(8 114)	7 074
Assets classified as held for sale	—	—	—	—	—	39	—	39
Other current assets	—	500	3	—		455	(501)	456
	3 080	3 974	1 207	8 103	13 112	23 356	(34 550)	18 281
Total assets	149 021	104 194	25 244	125 316	46 836	381 169	(599 678)	232 103

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	64 486	55 403	597	74 635	29 258	275 253	(435 146)	64 486
Minority interest	—	—	—	—	—	7 418	—	7 418
	64 486	55 403	597	74 635	29 258	282 671	(435 146)	71 904
Non-current liabilities
Interest-bearing loans and borrowings	72 756	46 552	24 042	33 147	3 314	55 391	(129 618)	105 584
Employee benefits	5	—	—	1 048	—	1 628	—	2 681
Deferred tax liabilities	—	—	8	6 692	—	6 601	(137)	13 165
Derivatives	—	—	—	—	788	—	(21)	766
Other non-current liabilities	81	—	—	150	—	3 312	—	3 544
	72 842	46 552	24 050	41 037	4 102	66 932	(129 776)	125 740
Current liabilities
Interest-bearing loans and borrowings	4 535	1 679	253	5 783	5 234	4 483	(17 752)	4 216
Income tax payable	—	—	—	474	3	1 243	(500)	1 220
Derivatives	482	—	—	131	5 563	5 272	(5 872)	5 574
Trade and other payables	1 228	562	342	3 211	65	19 674	(2 515)	22 568
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	—
Other current liabilities	5 450	—	—	42	2 612	893	(8 118)	881
	11 695	2 241	595	9 642	13 477	31 565	(34 756)	34 459
Total equity and liabilities	149 021	104 194	25 244	125 316	46 836	381 169	(599 678)	232 103

As at 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	44	—	—	4 589	—	22 551	—	27 184
Goodwill	—	—	—	33 089	188	107 663	—	140 940
Intangible assets	584	—	—	21 947	158	23 185	—	45 874
Investments in subsidiaries	121 847	77 388	—	42 660	40 708	99 398	(382 000)	—
Investments in associates and joint ventures	—	—	—	28	—	5 253	—	5 263
Deferred tax assets	—	—	—	—	—	1 216	—	1 216
Derivatives	—	—	—	3	13	9	—	25
Other non-current assets	53 565	10 290	55 432	18 115	7 178	67 709	(210 623)	1 664
	176 040	87 678	55 432	120 430	48 246	326 966	(592 623)	222 166
Current assets
Investment securities	1 301	—	—	—	—	3	—	1 304
Inventories	21	—	—	626	—	3 472	—	4 119
Derivatives	—	—	—	122	198	138	—	458
Trade and other receivables	16 585	1 514	1 947	3 265	21 972	19 942	(58 660)	6 566
Cash and cash equivalents	43	242	8	1 872	4 110	9 768	(5 571)	10 472
Assets classified as held for sale	—	—	—	—	—	133	—	133
Other current assets	—	—	—	—	—	908	—	908
	17 950	1 756	1 955	5 884	26 281	34 364	(64 231)	23 960
Total assets	193 990	89 434	57 387	126 315	74 526	361 330	(656 854)	246 126

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	72 585	38 307	586	89 304	42 352	211 452	(382 000)	72 585
Minority interest	—	—	—	—	—	7 635	—	7 635
	72 585	38 307	586	89 304	42 352	219 087	(382 000)	80 220
Non-current liabilities
Interest-bearing loans and borrowings	102 398	49 230	55 464	24 874	4 131	83 459	(210 607)	108 949
Employee benefits	5	—	—	1 240	—	1 748	—	2 993
Deferred tax liabilities	—	(337)	9	6 528	—	6 907	—	13 107
Derivatives	—	—	—	1	919	17	—	937
Other non-current liabilities	131	—	—	1 012	11	2 573	(18)	3 709
	102 534	48 893	55 473	33 654	5 062	94 704	(210 625)	129 695
Current liabilities
Interest-bearing loans and borrowings	16 718	2 363	479	387	18 949	20 531	(51 994)	7 433
Income tax payable	—	(665)	3	726	8	1 486	—	1 558
Derivatives	—	—	—	31	1 329	97	—	1 457
Trade and other payables	2 033	535	848	2 207	3 274	22 530	(6 665)	24 762
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	—
Other current liabilities	121	—	—	5	3 553	2 894	(5 571)	1 002
	18 872	2 233	1 330	3 356	27 113	47 538	(64 230)	36 211
Total equity and liabilities	193 990	89 434	57 387	126 315	74 526	361 330	(656 854)	246 126

Schedule of Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the year ended 31 December 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	4 368	350	37	6 297	911	5 643	(11 915)	5 691
Depreciation, amortization and impairment	147	—	—	802	—	3 311	—	4 260
Net finance cost	209	3 047	(37)	(2 443)	(113)	8 066	—	8 729
Income tax expense	—	(293)	—	718	2	2 412	—	2 839
Investment income	(4 203)	(1 980)	—	(1 502)	(849)	(3 382)	11 916	—
Other items	158	—	—	3	—	(118)	(1)	42
Cash flow from operating activities before changes in working capital and use of provisions	679	1 124	—	3 875	(49)	15 932	—	21 561
Working capital and provisions	182	360	—	(403)	(15)	(196)	96	24
Cash generated from operations	861	1 484	—	3 472	(64)	15 736	96	21 585
Interest paid, net	(137)	(2 718)	73	4 008	(190)	(5 025)	(28)	(4 017)
Dividends received	—	—	—	—	—	39	102	141
Income tax paid	—	—	(8)	(616)	(7)	(2 416)	—	(3 047)
CASH FLOW FROM OPERATING ACTIVITIES	724	(1 234)	65	6 864	(261)	8 334	170	14 663
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	47	—	390	—	437
Sale of subsidiaries, net of cash disposed of	127	—	—	—	—	128	—	257
Proceeds from SAB transaction-related divestitures	—	—	—	—	—	(330)	—	(330)
Taxes on SAB transaction-related divestitures	—	—	—	—	—	(100)	—	(100)
Acquisition of other subsidiaries, net of cash acquired	(27)	—	—	—	—	(85)	—	(112)
Acquisition of property, plant and equipment and of intangible assets	(194)	—	—	(857)	—	(4 035)	—	(5 086)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	—	—	—	—
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1 300	—	—	—	—	(4)	—	1 296
Net proceeds from sale/(acquisition) of other assets	—	—	—	13	—	(185)	—	(172)
Net repayments/(payments) of loans granted	29 335	4 599	31 459	(19 654)	3 051	93 436	(142 382)	(156)
CASH FLOW FROM INVESTING ACTIVITIES	30 541	4 599	31 459	(20 451)	3 051	89 217	(142 382)	(3 965)
FINANCING ACTIVITIES
Intra-group capital reimbursements	—	—	—	—	—	—	—	—
Purchase of non-controlling interest	—	—	—	—	—	(923)	—	(923)
Proceeds from borrowings	6 337	9 762	9 755	23 483	157	(31 555)	(157)	17 782
Payments on borrowings	(36 673)	(13 367)	(41 259)	(11 169)	—	(62 273)	142 253	(22 489)
Cash net finance (cost)/income other than interests	263	—	—	5	10	(953)	121	(554)
Dividends paid	(6 541)	—	—	—	—	(1 218)	(2)	(7 761)
CASH FLOW FROM FINANCING ACTIVITIES	(36 614)	(3 605)	(31 504)	12 319	166	(96 923)	142 215	(13 945)
Net increase/(decrease) in cash and cash equivalents	(5 349)	(240)	20	(1 268)	2 956	629	3	(3 247)
Cash and cash equivalents less bank overdrafts at beginning of year	(74)	242	9	1 929	530	7 720	—	10 356
Effect of exchange rate fluctuations	(23)	—	—	(80)	(5)	(40)	(3)	(148)
Cash and cash equivalents less bank overdrafts at end of year	(5 446)	2	29	581	3 481	8 309	—	6 960

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	7 996	2 338	8	7 741	4 749	8 837	(22 387)	9 183
Depreciation, amortization and impairment	128	—	—	849	(78)	3 377	—	4 276
Net finance cost	819	3 064	(26)	(3 218)	(942)	6 810	—	6 507
Income tax expense	16	(614)	17	(1 506)	177	3 830	—	1 920
Investment income	(8 296)	(3 721)	—	(126)	(4 041)	(6 203)	22 387	—
Other items	126	—	—	(9)	2	(338)	—	(219)
Cash flow from operating activities before changes in working capital and use of provisions	789	1 067	(1)	3 633	(135)	16 313	—	21 667
Working capital and provisions	(283)	869	(4)	(1 319)	109	72	159	(397)
Cash generated from operations	506	1 936	(5)	2 313	(25)	16 385	159	21 270
Interest paid, net	(860)	(3 156)	79	106	245	(6 120)	5 865	(3 841)
Dividends received	2	—	—	76	2	139	(77)	142
Income tax paid	(16)	—	(16)	289	(4)	(2 394)	—	(2 141)
CASH FLOW FROM OPERATING ACTIVITIES	(368)	(1 220)	58	2 785	217	8 010	5 947	15 430
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	20	(2)	599	—	617
Sale of subsidiaries, net of cash disposed of	—	—	—	42	—	—	—	42
Proceeds from SAB transaction-related divestitures	—	—	—	—	—	11 697	—	11 697
Taxes on SAB transaction-related divestitures	—	—	—	(3 449)	—	—	—	(3 449)
Acquisition of other subsidiaries, net of cash acquired	—	—	—	(419)	113	(292)	—	(598)
Acquisition of property, plant and equipment and of intangible assets	(126)	—	—	(625)	91	(4 081)	—	(4 741)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	—	16	—	16
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4 177	—	—	—	—	160	—	4 337
Net proceeds from sale/(acquisition) of other assets	535	—	—	4	(73)	(746)	—	(280)
Net repayments/(payments) of loans granted	(7 949)	4 996	332	378	4 229	43 229	(45 002)	213
CASH FLOW FROM INVESTING ACTIVITIES	(3 363)	4 996	332	(4 049)	4 357	50 582	(45 002)	7 854
FINANCING ACTIVITIES
Intra-group capital reimbursements	18 594	—	—	28	(21 180)	2 558	—	—
Purchase of non-controlling interest	—	—	—	—	—	(206)	—	(206)
Proceeds from borrowings	24 604	2 262	1 470	8 152	8 045	(219)	(30 962)	13 352
Payments on borrowings	(20 574)	(5 876)	(1 306)	(6 541)	(12 813)	(46 006)	69 783	(23 333)
Cash net finance (cost)/income other than interests	(463)	—	—	(34)	2 011	(3 055)	—	(1 541)
Dividends paid	(7 992)	(75)	—	—	—	(1 285)	77	(9 275)
CASH FLOW FROM FINANCING ACTIVITIES	14 169	(3 689)	164	1 604	(23 936)	(48 213)	38 898	(21 004)
Net increase/(decrease) in cash and cash equivalents	10 438	87	554	340	(19 361)	10 379	(157)	2 280
Cash and cash equivalents less bank overdrafts at beginning of year	(10 244)	155	(617)	1 464	18 376	(739)	—	8 395
Effect of exchange rate fluctuations	(268)	—	72	28	1 583	(1 891)	157	(319)
Cash and cash equivalents less bank overdrafts at end of year	(74)	242	9	1 832	598	7 749		10 356

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	1 241	1 510	38	2 947	(3 580)	7 961	(7 348)	2 769
Depreciation, amortization and impairment	96	—	—	811	(63)	2 633	—	3 477
Net finance cost	1 599	1 284	(36)	83	3 722	1 912	—	8 564
Income tax expense	—	(280)	(2)	1 386	(28)	537	—	1 613
Investment income	(2 599)	(1 958)	—	(1 030)	(292)	(1 469)	7 348	—
Other items	56	(1)	—	231	—	(368)	—	(82)
Cash flow from operating activities before changes in working capital and use of provisions	393	555	—	4 428	(241)	11 206	—	16 341
Working capital and provisions	(121)	541	4	(626)	(24)	(80)	9	(297)
Cash generated from operations	272	1 096	4	3 802	(265)	11 126	9	16 044
Interest paid, net	(1 543)	(1 153)	59	(110)	1 109	(1 108)	25	(2 721)
Dividends received	9 256	—	—	3	1	40	(9 257)	43
Income tax paid	—	—	—	(494)	(17)	(2 745)	—	(3 256)
CASH FLOW FROM OPERATING ACTIVITIES	7 985	(57)	63	3 201	828	7 313	(9 223)	10 110
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	24	1	186	—	211
Sale of subsidiaries, net of cash disposed of	—	—	—	14	(1)	640	—	653
Proceeds from SAB transaction-related divestitures	(57 712)	—	—	—	(8 652)	1 198	—	(65 166)
Taxes on SAB transaction-related divestitures	—	—	—	—	—	16 342	—	16 342
Acquisition of other subsidiaries, net of cash acquired	—	—	—	(296)	296	(1 445)	—	(1 445)
Acquisition of property, plant and equipment and of intangible assets	(369)	—	—	(857)	207	(3 960)	—	(4 979)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	—	146	—	146
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(5 500)	—	—	—	—	(83)	—	(5 583)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(10)	(21)	4	—	(27)
Net repayments/(payments) of loans granted	(11 753)	(900)	(46 052)	(11 425)	11 196	(32 475)	91 180	(229)
CASH FLOW FROM INVESTING ACTIVITIES	(75 334)	(900)	(46 052)	(12 550)	3 026	(19 447)	91 180	(60 077)
FINANCING ACTIVITIES
Intra-group capital reimbursements	(79)	—	—	85	(2 200)	2 194	—	—
Purchase of non-controlling interest	—	—	—	—	—	(10)	—	(10)
Proceeds from borrowings	81 137	4 486	47 051	11 088	21 799	14 895	(94 164)	86 292
Payments on borrowings	(13 370)	(4 049)	(2 200)	(410)	(962)	(5 600)	2 974	(23 617)
Cash net finance (cost)/income other than interests	(628)	(64)	(5)	(31)	(3 126)	370	—	(3 484)
Dividends paid	(7 134)	—	—	—	—	(10 573)	9 257	(8 450)
CASH FLOW FROM FINANCING ACTIVITIES	59 926	373	44 847	10 732	15 511	1 276	(81 933)	50 731
Net increase/(decrease) in cash and cash equivalents	(7 423)	(584)	(1 142)	1 383	19 365	(10 858)	24	764
Cash and cash equivalents less bank overdrafts at beginning of year	(1 832)	739	525	122	(1 222)	8 578	—	6 910
Effect of exchange rate fluctuations	(989)	—	—	—	194	1 540	(24)	721
Cash and cash equivalents less bank overdrafts at end of year	(10 245)	154	(618)	1 505	18 377	(740)	—	8 395